Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Parenthetical) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Jul. 17, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						¥ 479,497
Net loss				¥ 7,007,153	$ 1,073,892	10,276,739	¥ 9,061,231
Finite-lived intangibles and Indefinite-lived intangible assets				627,198		813,960		$ 96,122
Indefinite-lived intangible assets				¥ 14,784		72,302		$ 2,265
Mobile games in development
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	[1]	¥ 240,000
Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						159,538
Net loss						¥ 9,956,780
Class A and Class B ordinary share
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | (per share)				¥ 1.36	$ 0.21	¥ 2.02	¥ 2.43
Class A and Class B ordinary share | Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | ¥ / shares						¥ 1.96
Purchase Agreement | Class B Ordinary Shares
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Stock issued during period, shares | shares			36,860,691
Traffic Acquisition Agreement, Trademarks and Non-compete
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 599,150
Traffic Acquisition Agreement
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			4 years			1 year 8 months 19 days
Traffic Acquisition Agreement | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				2 years	2 years
Traffic Acquisition Agreement | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				1 year	1 year
Non-compete
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			4 years
Trademarks
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life			2 years
Trademarks | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				22 years	22 years
Trademarks | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				10 years	10 years
Published Mobile Games
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		366,000
Published Mobile Games | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				4 years	4 years
Published Mobile Games | Minimum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life				2 years	2 years
Skymoons
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangibles and Indefinite-lived intangible assets		707,000
Skymoons | Mobile games in development
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 240,000
Impairment charges on intangible assets						¥ 99,096
Skymoons | Mobile games in development | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		4 years
Skymoons | Published Mobile Games
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 366,000
Intangible assets estimated useful life		2 years
Skymoons | Technology
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 101,000
Intangible assets estimated useful life		5 years

[1]	Mobile games in development are those that are not completed as of the acquisition date and have no alternative future use. The Group considers its mobile games in development to be in-process research and development (“IPR&D”).